Income Tax (Provision) Benefit (Schedule of Significant Items in the Reconciliation of the Statutory and Effective Income Tax Rates) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal tax rate				21.00%	21.00%	35.00%
Foreign tax rate differential			0.00%	(31.00%)	(1.00%)
State and local income taxes, net of federal income tax benefit			5.00%	(102.00%)	7.00%
Change in state apportionment and statutory rates, net of federal income tax benefit			1.00%	(17.00%)	1.00%
Tax reform			0.00%	0.00%	(9.00%)
Federal and foreign permanent differences			0.00%	(3.00%)	0.00%
Withholding taxes			0.00%	62.00%	(3.00%)
Uncertain tax positions			0.00%	29.00%	(3.00%)
Change in valuation allowance			(11.00%)	591.00%	(5.00%)
Change in foreign statutory rates			0.00%	15.00%	(3.00%)
Tax credits			0.00%	(75.00%)	7.00%
Stock option shortfalls			0.00%	7.00%	(1.00%)
All other items, net			0.00%	3.00%	1.00%
Effective tax rate - Hertz Global	29.00%	1.00%	16.00%	500.00%	12.00%
The Hertz Corporation
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Tax reform			(1.00%)	(174.00%)	(1.00%)
Effective tax rate - Hertz Global	29.00%	1.00%	15.00%	326.00%	11.00%